LOANS PAYABLE (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Unsecured loan advances amount	$ 0	$ 42,200
Investors converted	37,000
Related party converted	$ 5,200